Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]
12.
Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed:

(a) Accrued Charter Revenue, Current and Non-Current:
The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of
December 31, 2017
and
2018,
reflect revenue earned, but
not
collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at
December 31, 2017,
the net accrued charter revenue, totaling (
$16,435
), comprised of
$185
separately reflected in Current assets and (
$16,620
) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying
2017
consolidated balance sheet. As at
December 31, 2018,
the net accrued charter revenue, totaling (
$9,141
) (discussed in (b) below) is included in Unearned revenue in current and non-current liabilities in the accompanying
2018
consolidated balance sheet. The maturities of the net accrued charter revenue as of
December 31
of each year presented below are as follows:

Year ending December 31,	Amount
2019	$(7,356)
2020	(1,193)
2021	-
2022	-
2023	(366)
2024	(226)
Total	$(9,141)

(b) Unearned Revenue, Current and Non-Current:
The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of
December 31, 2017
and
2018,
reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not
been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) any deferred gain from the sale and leaseback transactions, net of amortization of (
$323
) and (
$601
), respectively, which is included in Amortization of prepaid lease rentals, net in the accompanying statements of income.

	December 31, 2017	December 31, 2018
Hires collected in advance	$5,589	$4,475
Deferred gain, net	4,158	3,557
Charter revenue resulting from varying charter rates	16,620	9,141
Total	$26,367	$17,173
Less current portion	(15,310)	(12,432)
Non-current portion	$11,057	$4,741

(c) Time Charter Assumed, Current and Non-Current:
On
November 12, 2018,
the Company purchased from York its
60%
of the equity interest in the companies owning the containerships
Triton
,
Titan
,
Talos
,
Taurus
and
Theseus
(Note
6
).
Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition. As of
December 31, 2018,
the aggregate balance of time charter assumed (current and non-current) was
$1,412,
is separately reflected in the
2018
accompanying consolidated balance sheet and will be amortized over a period of
7.4
years. During the year ended
December 31, 2018,
the amortization expense of Time charter assumed amounted to
$27
and is included in Voyage revenue in the
2018
accompanying consolidated statement of income.